Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2015	2014

Commercial and Agricultural
Commercial	$47,781,689	$50,960,265
Agricultural	19,193,497	16,689,444

Real Estate
Commercial Construction	40,106,633	51,258,970
Residential Construction	9,413,263	11,220,683
Commercial	346,262,033	332,230,847
Residential	197,002,419	203,752,620
Farmland	61,779,859	49,950,984

Consumer and Other
Consumer	20,605,465	22,820,314
Other	16,490,737	7,209,682

Total Loans	$758,635,595	$746,093,809

Financing Receivable Credit Quality Indicators [Table Text Block]
2015	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$44,273,407	$1,927,198	$1,581,084	$47,781,689
Agricultural	18,970,328	17,843	205,326	19,193,497

Real Estate
Commercial Construction	36,516,165	912,295	2,678,173	40,106,633
Residential Construction	9,413,263	-	-	9,413,263
Commercial	320,566,237	13,652,416	12,043,380	346,262,033
Residential	177,054,188	8,545,942	11,402,289	197,002,419
Farmland	56,798,365	929,814	4,051,680	61,779,859

Consumer and Other
Consumer	20,037,996	156,739	410,730	20,605,465
Other	16,465,593	636	24,508	16,490,737

Total Loans	$700,095,542	$26,142,883	$32,397,170	$758,635,595

2014

Commercial and Agricultural
Commercial	$46,230,110	$2,905,361	$1,824,794	$50,960,265
Agricultural	16,504,404	27,101	157,939	16,689,444

Real Estate
Commercial Construction	45,063,306	1,740,488	4,455,176	51,258,970
Residential Construction	11,220,683	-	-	11,220,683
Commercial	309,828,039	11,220,166	11,182,642	332,230,847
Residential	180,549,640	10,582,704	12,620,276	203,752,620
Farmland	47,548,106	414,521	1,988,357	49,950,984

Consumer and Other
Consumer	22,114,932	248,997	456,385	22,820,314
Other	7,012,405	-	197,277	7,209,682

Total Loans	$686,071,625	$27,139,338	$32,882,846	$746,093,809

Past Due Financing Receivables [Table Text Block]
	Accruing Loans
2015	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$490,727	$-	$490,727	$576,940	$46,714,022	$47,781,689
Agricultural	71,416	-	71,416	178,021	18,944,060	19,193,497

Real Estate
Commercial Construction	90,163	-	90,163	1,642,666	38,373,804	40,106,633
Residential Construction	-	-	-	-	9,413,263	9,413,263
Commercial	6,031,257	-	6,031,257	7,564,691	332,666,085	346,262,033
Residential	3,682,509	-	3,682,509	3,163,571	190,156,339	197,002,419
Farmland	122,696	-	122,696	1,103,354	60,553,809	61,779,859

Consumer and Other
Consumer	469,839	7,799	477,638	178,336	19,949,491	20,605,465
Other	636	-	636	100	16,490,001	16,490,737

Total Loans	$10,959,243	$7,799	$10,967,042	$14,407,679	$733,260,874	$758,635,595

2014

Commercial and Agricultural
Commercial	$872,321	$-	$872,321	$405,398	$49,682,546	$50,960,265
Agricultural	-	-	-	44,605	16,644,839	16,689,444

Real Estate
Commercial Construction	141,850	-	141,850	3,251,290	47,865,830	51,258,970
Residential Construction	-	-	-	-	11,220,683	11,220,683
Commercial	2,309,114	-	2,309,114	5,325,047	324,596,686	332,230,847
Residential	5,782,701	-	5,782,701	7,461,507	190,508,412	203,752,620
Farmland	281,967	-	281,967	1,449,226	48,219,791	49,950,984

Consumer and Other
Consumer	313,424	6,642	320,066	201,695	22,298,553	22,820,314
Other	-	-	-	195,497	7,014,185	7,209,682

Total Loans	$9,701,377	$6,642	$9,708,019	$18,334,265	$718,051,525	$746,093,809

Impaired Financing Receivables [Table Text Block]
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$454,423	$454,013	-	$534,814	$17,259	$21,253
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,887,522	1,896,938	-	2,867,061	25,788	27,007
Commercial Real Estate	15,569,340	15,122,486	-	15,430,252	529,376	530,699
Residential Real Estate	5,429,121	4,575,547	-	4,715,162	175,484	159,148
Farmland	1,104,887	1,103,353	-	1,339,863	583	2,076
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$29,820,855	$23,508,793	-	$25,289,234	$752,278	$765,424

With An Allowance Recorded
Commercial	$122,928	$122,928	$94,538	$99,749	$2,275	$2,438
Agricultural	-	-	-	-	-	-
Commercial Construction	76,644	76,644	25,344	92,200	375	375
Commercial Real Estate	8,969,329	8,955,503	1,607,962	6,673,087	213,693	208,657
Residential Real Estate	1,083,127	1,075,367	308,188	1,088,380	16,380	15,873
Farmland	387,968	387,969	37,386	391,060	20,880	20,954
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	$10,639,996	$10,618,411	$2,073,418	$8,344,476	$253,603	$248,297

Total
Commercial	$577,351	$576,941	$94,538	$634,563	$19,534	$23,691
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,964,166	1,973,582	25,344	2,959,261	26,163	27,382
Commercial Real Estate	24,538,669	24,077,989	1,607,962	22,103,339	743,069	739,356
Residential Real Estate	6,512,248	5,650,914	308,188	5,803,542	191,864	175,021
Farmland	1,492,855	1,491,322	37,386	1,730,923	21,463	23,030
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$40,460,851	$34,127,204	$2,073,418	$33,633,710	$1,005,881	$1,013,721
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$310,447	$308,817	$-	$679,267	$9,248	$17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,573,141	3,463,502	-	3,376,033	13,111	12,833
Commercial Real Estate	17,129,876	16,227,379	-	18,350,015	462,355	474,936
Residential Real Estate	9,136,987	7,600,073	-	5,690,573	312,024	306,859
Farmland	1,450,759	1,449,226	-	949,003	(8,518)	17,273
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	38,059,962	29,490,794	-	29,505,144	802,520	859,046

With An Allowance Recorded
Commercial	96,580	96,580	96,580	419,464	(299)	-
Agricultural	-	-	-	-	-	-
Commercial Construction	207,308	136,369	53,947	1,528,817	375	375
Commercial Real Estate	6,135,238	6,135,238	456,941	6,415,086	60,629	50,468
Residential Real Estate	2,072,919	2,065,158	414,684	1,829,102	84,177	86,472
Farmland	396,048	396,048	28,962	529,555	13,077	12,210
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	8,908,093	8,829,393	1,051,114	10,722,024	157,959	149,525

Total
Commercial	407,027	405,397	96,580	1,098,731	8,949	17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,780,449	3,599,871	53,947	4,904,850	13,486	13,208
Commercial Real Estate	23,265,114	22,362,617	456,941	24,765,101	522,984	525,404
Residential Real Estate	11,209,906	9,665,231	414,684	7,519,675	396,201	393,331
Farmland	1,846,807	1,845,274	28,962	1,478,558	4,559	29,483
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	$46,968,055	$38,320,187	$1,051,114	$40,227,168	$960,479	$1,008,571
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$305,272	$305,272	$-	$216,057	$24,494	$25,193
Agricultural	-	-	-	9,803	-	-
Commercial Construction	7,856,411	4,750,157	-	4,105,370	34,908	41,164
Commercial Real Estate	20,120,403	19,252,946	-	13,198,988	493,940	503,392
Residential Real Estate	7,836,718	6,361,592	-	4,564,666	224,439	209,330
Farmland	302,629	302,629	-	1,858,654	803	869
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	36,743,773	31,289,198	-	24,208,769	797,609	801,632

With An Allowance Recorded
Commercial	1,452,798	1,452,798	433,714	1,689,125	14,845	20,748
Agricultural	-	-	-	-	-	-
Commercial Construction	5,922,674	3,471,587	830,546	5,025,176	(159)	-
Commercial Real Estate	5,874,473	5,874,473	423,685	11,072,314	157,536	148,495
Residential Real Estate	1,949,301	1,849,301	526,005	3,661,706	25,739	24,414
Farmland	1,326,982	1,326,982	85,500	663,903	44,638	46,930
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	16,526,228	13,975,141	2,299,450	22,112,224	242,599	240,587

Total
Commercial	1,758,070	1,758,070	433,714	1,905,182	39,339	45,941
Agricultural	-	-	-	9,803	-	-
Commercial Construction	13,779,085	8,221,744	830,546	9,130,546	34,749	41,164
Commercial Real Estate	25,994,876	25,127,419	423,685	24,271,302	651,476	651,887
Residential Real Estate	9,786,019	8,210,893	526,005	8,226,372	250,178	233,744
Farmland	1,629,611	1,629,611	85,500	2,522,557	45,441	47,799
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	$53,270,001	$45,264,339	$2,299,450	$46,320,993	$1,040,208	$1,042,219

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Troubled Debt Restructurings

2015	# of Contracts	Pre-Modification	Post-Modification

Commercial Real Estate	1	$513,868	$505,978
Residential Real Estate	2	1,106,345	1,035,590

Total Loans	3	$1,620,213	$1,541,568

2014

Farmland	1	$400,778	$400,778
Commercial Construction	1	349,976	349,976
Commercial Real Estate	1	1,771,395	1,775,407
Residential Real Estate	1	49,194	49,194

Total Loans	4	$2,571,343	$2,575,355

2013

Commercial	1	$83,748	$81,277
Commercial Construction	2	228,633	225,959
Commercial Real Estate	1	225,852	225,852
Residential Real Estate	4	1,885,700	1,764,399

Total Loans	8	$2,423,933	$2,297,487

Troubled Debt Restructurings That Subsequently Defaulted [Table Text Block]
	2015		2014		2013
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Commercial	-	$-	-	$-	1	$81,277

Total Loans	-	$-	-	$-	1	$81,277